COMMITMENTS AND CONTINGENCIES (Details)					1 Months Ended	12 Months Ended
	Apr. 30, 2015 ft²	Apr. 15, 2015 USD ($)	Jul. 15, 2014 USD ($) $ / shares shares	Jan. 07, 2014	Apr. 30, 2015 USD ($) ft²	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 USD ($) shares
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense | $						$ 165,514	$ 77,063
Deferred Rent Credit, Current | $						$ 3,016	$ 0
Number of Directors			8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						1,800,000	3,478,498
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares						$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	One half of the shares vested immediately; the second half vests on January 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)								0
Settlement Liabilities, Current | $						$ 13,333	$ 66,667	$ 13,333
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period			3 years
Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description			(i) a one-time payment equal to the difference between the amount he would have earned if his base salary was $325,000 and the amount he actually earned at his base salary of $275,000 for the time period from the Effective Date until the closing of such Qualified Financing and (ii) a one-time cash bonus of $30,000. If the Company does not complete a Qualified Financing within six months after the Effective Date, Mr. Cash’s annual base salary will nonetheless increase to $325,000 and he will receive the same one-time payment unless the Company reasonably determines that the failure to complete such Qualified Financing was within the reasonable control of Mr. Cash. Mr. Cash is also eligible to receive an annual bonus equal to at least 50% of the sum of his base salary and one-time payment, based on the achievement of reasonable performance criteria to be determined by the Board in consultation with Mr. Cash within 90 days of the Effective Date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares			$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Chief Executive Officer [Member] | Employee Agreement [Member] | Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $			$ 30,000
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date		Aug. 31, 2017			May 31, 2018
Operating Leases, Rent Expense, Minimum Rentals | $		$ 978			$ 2,712
Area of Real Estate Property (in Square Feet) | ft²	1,741				1,741
Litigation with Former Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought				Mr. Drachman alleges, among other things, that (i) the Company misled him with respect to the status of our technology and required him to perform capital raising duties that had not been previously agreed upon, (ii) he resigned from his positions with us for good reason, as such term was defined in his employment agreement with the Company, and (iii) he, in his individual capacity, has full rights to the ownership and control of a patent application describing a combined ablation and recording unit directed at the use of electrocardiography sensing for control of radiofrequency renal denervation that we filed with the U.S. Patent and Trademark Office during the time Mr. Drachman served in his positions with the Company.
Loss Contingency, Settlement Agreement, Terms							Company settled the above claim for $100,000 with payments over six months
Litigation Settlement, Amount | $							$ 100,000
Settlement Liabilities, Current | $						$ 13,333	$ 66,667
Share-based Compensation Award, Tranche One [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)			542,473
Share-based Compensation Award, Tranche One [Member] | Options Vesting in Eleven Equal Installments [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			The option will vest as follows (i) 542,473 shares of common stock will vest in eleven equal installments of 45,206 shares of common stock and one final installment of 45,207 shares of common stock on a quarterly basis with the first installment vesting on the Effective Date and subsequent installments vesting every three months thereafter; (ii) 180,824 shares of common stock will vest immediately upon completion of a Qualified Financing; (iii) 180,824 shares of common stock will vest upon the listing of the Company’s common stock on a recognized U.S. national securities exchange (i.e., NYSE, MKT LLC, The Nasdaq Stock Market LLC or the New York Stock Exchange); (iv) 180,824 shares of common stock will vest upon the 510(k) clearance or any other type of clearance deemed necessary by the U.S. Food and Drug Administration of the Company’s PURE (Precise Uninterrupted Real-time evaluations of Electrograms) EP technology platform; and (v) 180,824 shares of common stock will vest upon the Company achieving a market capitalization of $150,000,000 and maintaining such market capitalization for at least 90 consecutive calendar days.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			45,206
Share-based Compensation Award, Tranche One [Member] | Final Installment of Vested Options [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			45,207
Share-based Compensation Award, Tranche Two [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			180,824
Share-based Compensation Award, Tranche Three [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			180,824
Share-based Compensation Award, Tranche Four [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						300,000
Share-based Compensation Award, Tranche Four [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			180,824
Share-based Compensation Award, Tranche Five [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)			180,824
Minimum [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Qualified Financing Amount | $			$ 3,500,000
Minimum [Member] | Chief Executive Officer [Member] | Employee Agreement [Member] | Annual Salary [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $			275,000
Maximum [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $			$ 325,000